Segment and Geographic Reporting - Schedule of Financial Information by Segment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		$ 5,810,115	$ 4,707,688	$ 5,160,100
Segment cost of goods sold and operating expenses		5,715,934	4,855,335	5,515,658
Segment profit		1,311,277	797,674	1,111,651
Corporate and centralized function costs		(274,333)	(179,624)	(184,479)
Share-based compensation		(160,972)	(126,895)	(149,631)
Restructuring costs		(160,081)	(27,054)	(119,101)
Impairment of assets held-for-sale		(84,988)	0	0
Integration, site consolidated and other costs		(38,237)	(79,820)	(81,503)
Amortization of intangibles		(302,788)	(288,160)	(414,125)
Interest expense		(243,251)	(288,475)	(286,872)
Purchase accounting adjustments		0	0	(157,500)
Transaction costs		0	0	(38,652)
Other (income) expense, net		47,554	44,707	(31,566)
Other		0	0	(3,780)
Earnings (loss) before income taxes		94,181	(147,647)	(355,558)
Consulting and legal costs related to projects to integrate recent acquisitions		35,000	40,000	46,000
Employee severance and retention and other costs		2,000	40,000	36,000
Executive transition costs		1,000
Datacenter & Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		3,755,164	2,631,369	2,966,426
Industrial
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		2,054,951	2,076,319	2,193,674
Impairment of assets held-for-sale	$ (85,000)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		5,810,115	4,707,688	5,160,100
Segment cost of goods sold and operating expenses		4,614,530	4,001,616	4,123,646
Operating Segments | Datacenter & Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		3,755,164	2,631,369	2,966,426
Segment cost of goods sold and operating expenses		2,889,961	2,167,905	2,302,216
Segment profit		903,787	499,968	704,420
Operating Segments | Industrial
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		2,054,951	2,076,319	2,193,674
Segment cost of goods sold and operating expenses		1,724,569	1,833,711	1,821,430
Segment profit		407,490	297,706	407,231
Intersegment revenue
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		(115,692)	(91,602)	(75,197)
Intersegment revenue | Datacenter & Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		(38,584)	(36,504)	(40,210)
Intersegment revenue | Industrial
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		$ (77,108)	$ (55,098)	$ (34,987)